SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
SHARE BASED COMPENSATION [Abstract]
Summary of Stock Option Activity
	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2015	15,625,322	4.55
Granted	480,000	6.29
Exercise	(1,181,900)	2.32
Forfeited	(296,000)	5.81
Balance as of December 31, 2015	14,627,422	4.77	6.53	201,482,162

Vested and expected to vest as of December 31, 2015	9,030,401	4.09	5.22	162,941,498
Vested and exercisable as of December 31, 2015	5,475,422	3.49	3.84	119,156,340

Summary of Non-vested Shares
	Number of option outstanding	Weighted-average fair value on grant date (RMB/Share)

Non-vested at January 1, 2015	11,950,016	25.45
Granted	480,000	27.73
Vested	(3,046,016)	22.20
Forfeited	(232,000)	30.88
Non-vested at December 31, 2015	9,152,000	26.52

Expected to vest as of December 31, 2015	3,554,979	24.06

Schedule of Expense Allocation
	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Costs of revenues	505,036	203,140	118,301
Selling expenses	1,499,187	6,397,902	23,625,827
General and administrative expenses	15,987,983	34,164,506	81,024,667
Research and development expenses	-	1,924,447	7,945,590
Total	17,992,206	42,689,995	112,714,385

Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions
2015

Expected volatility	83.49%-91.68%
Expected dividend yield	0%
Expected terms	6.5
Risk-free interest rate	1.50%-1.74%
Fair value per option at grant date (RMB)	25.62-35.31

JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions
2015

Expected volatility	53.56%
Expected dividend yield	0%
Option term	10 years
Risk-free interest rate	2.36%
Expected forfeiture rate (post-vesting)	0% or 10%
Fair value per option at grant date (USD)	1.88-2.01